Intangible Assets - Navios Partners (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 83,716		$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(77,668)		(75,636)	(64,764)
Additions - Accumulated Amortization	(2,032)		(10,872)
Favorable lease terms - Net Book Value	6,048		8,080	$ 18,952
Additions - Net Book Value	$ (2,032)		$ (10,872)
Accelerated amortization - Net Book Value